INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward		$ 30,909
Startup/Organizational expenses	$ 258,742	54,038
Total deferred tax assets	258,742	84,947
Valuation allowance	$ (258,742)	$ (84,947)